Steben & Company, Inc. 9711 Washingtonian Blvd., Suite 400 Gaithersburg, MD 20878	240 631 7600 T 240 631 9595 F www.steben.com

November 25, 2015

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Alternative Investment Funds (the “Trust”) File Nos. 811-22880 and 333-190813

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), and on behalf of Steben Managed Futures Strategy Fund (the “Fund”), a series of the Trust, is the Trust’s Post-Effective Amendment No. 4 to the registration statement on Form N-1A (“PEA 4”). PEA 4 transmitted with this letter contains a conformed signature page, the manually executed original of which is maintained at the office of the Trust.

The purpose of PEA 4 is to include in the Trust’s registration statement on Form N-1A the revised Prospectus and Statement of Additional Information of the Fund that reflects the following material changes:

1.	Amended investment advisory agreement regarding an increase to the investment advisory fee rate to be paid by the Fund;
2.	Amended operating services agreement regarding a decrease in the operating services fee rate to be paid by the Fund;
3.	Retention of three new trading advisors of the Fund as subadvisers; and
4.	Transition from the Fund investing in a swap to direct managed accounts in futures and options.

The Fund intends to file a subsequent amendment to its registration statement pursuant to Rule 485(b) of the 1933 Act toward the end of the 60-day review period to incorporate any SEC staff comments and provide any other non-material changes.

Please feel free to contact me at 240.631.7602 with any questions or comments you may have.

Sincerely,

/s/ Francine Rosenberger
Francine J. Rosenberger

cc:	George J. Zornada K&L Gates LLP